DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Net Trading Income - Discontinued operations £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Net Trading Income [Line Items]
Foreign exchange translation gains	£ 31
Gains on foreign exchange trading transactions	0
Total foreign exchange	31
Investment property gains	45
Securities and other gains (see below)	866
Net trading income	£ (790)